Sale of Businesses and Brands - Cash Consideration Received and Net Assets Disposed of in Respect of Sale of Businesses and Brands and the Disposal of a Portfolio of 19 Brands (Detail) - GBP (£)
£ in Millions
	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure Of Businesses And Intangible Assets [line items]
Property, plant and equipment	£ (4,238)	£ (3,953)	£ (4,089)
Net assets disposed	(11,133)	(11,690)	£ (11,713)
Gain on disposal before taxation	2,627	2,204
Taxation	(560)	(77)
Gain on disposal after taxation	2,067	£ 2,127
Entities Value For Disposals [member]
Disclosure Of Businesses And Intangible Assets [line items]
Cash received in period	419
Transaction costs payable	(17)
Deferred consideration receivable	16
Consideration received	418
Brands	(230)
Goodwill	(12)
Property, plant and equipment	(2)
Investment in associates	(3)
Inventories	(17)
Net assets disposed	(264)
Gain on disposal before taxation	154
Taxation	(34)
Gain on disposal after taxation	£ 120